Income taxes (Tables)	12 Months Ended
Dec. 31, 2022
Major components of tax expense (income) [abstract]
Summary of Breakdown For Income Taxes
The following table provides a breakdown for income taxes:

	For the years ended December 31,
(€ thousands)	2022	2021	2020
Current taxes	(47,355)	(47,882)	(24,928)
Deferred taxes	11,553	17,180	9,945
Income taxes	(35,802)	(30,702)	(14,983)

Summary of Reconciliation Between Actual Income Taxes and the Theoretical Income Taxes
The table below provides a reconciliation between actual income taxes and the theoretical income taxes, calculated on the basis of the applicable corporate tax rate in effect in Italy, which was 24.0% for each of the years ended December 31, 2022, 2021 and 2020.

	For the years ended December 31,
(€ thousands, except percentages)	2022	2021	2020
Profit/(Loss) before taxes	101,081	(96,959)	(31,557)
Theoretical income tax (expense)/benefit - tax rate 24%	(24,259)	23,270	7,574
Tax effect on:
Non-deductible costs	(8,256)	(23,863)	(10,353)
Patent box impact	—	—	1,497
Differences between foreign tax rates and the theoretical applicable tax rate	10,829	(2,849)	20,321
Taxes relating to prior years	(96)	(2,668)	(197)
Deferred tax assets not recognized	1,876	(14,978)	(25,727)
Tax on dividends and earnings	(5,366)	(9,027)	(6,221)
Other tax items	(6,934)	449	(727)
Total tax expense, excluding IRAP	(32,206)	(29,666)	(13,833)
Effective tax rate, excluding IRAP	31.9%	(30.6%)	(43.8%)
Italian regional income tax expense (IRAP)	(3,596)	(1,036)	(1,150)
Total income tax	(35,802)	(30,702)	(14,983)
Effective tax rate	35.4%	(31.7%)	(47.5%)

Summary of Breakdown For Deferred Tax Assets and Deferred Tax Liabilities
The following tables provide a breakdown for deferred tax assets and deferred tax liabilities:

(€ thousands)	At December 31, 2021	Recognized in profit and loss	Recognized in comprehensive income/(loss)	Exchange differences and other	At December 31, 2022
Deferred tax assets arising on:
Employee benefits	4,665	352	(85)	(138)	4,794
Property plant and equipment	11,107	(1,668)	—	439	9,878
Right-of-use assets	2,585	722	—	(43)	3,264
Intangible assets	3,246	(85)	—	68	3,229
Provision for obsolete inventory	42,772	11,095	—	2,227	56,094
Tax provisions	2,851	1,463	—	(667)	3,647
Financial assets	1,533	(84)	—	147	1,596
Tax losses	36,766	100	—	4,756	41,622
Other	2,685	688	(18)	(2,852)	503
Total deferred tax assets	108,210	12,583	(103)	3,937	124,627
Deferred tax liabilities arising on:
Property plant and equipment	—	452	—	(4)	448
Right-of-use assets	19	420	—	18	457
Intangible assets	45,420	(202)	—	83	45,301
Financial assets fair value	2,461	(1,423)	1,158	186	2,382
Other	5,944	1,783	2,278	1,941	11,946
Total deferred tax liabilities	53,844	1,030	3,436	2,224	60,534

(€ thousands)	At December 31, 2020	Recognized in profit and loss	Recognized in comprehensive income/(loss)	Exchange differences and other	Disposition	At December 31, 2021
Deferred tax assets arising on:
Employee benefits	3,900	626	—	142	(3)	4,665
Property plant and equipment	10,124	1,245	—	—	(262)	11,107
Right-of-use assets	2,289	121	—	175	—	2,585
Intangible assets	3,297	(51)	—	—	—	3,246
Provision for obsolete inventory	33,793	6,082	—	2,897	—	42,772
Tax provisions	4,114	(1,360)	—	97	—	2,851
Financial assets	1,477	56	—	—	—	1,533
Tax losses	9,794	26,972	—	—	—	36,766
Other	3,113	(428)	—	—	—	2,685
Total deferred tax assets	71,901	33,263	—	3,311	(265)	108,210
Deferred tax liabilities arising on:
Property plant and equipment	23,391	9,288	—	1,844	(34,523)	—
Right-of-use assets	1,195	183	—	—	(1,359)	19
Intangible assets	40,039	4,246	—	1,135	—	45,420
Financial assets fair value	1,776	683	2	—	—	2,461
Other	4,327	1,683	(66)	—	—	5,944
Total deferred tax liabilities	70,728	16,083	(64)	2,979	(35,882)	53,844

Summary of Tax Losses Carried Forward for Which No Deferred Tax Assets
The following table provides the details of tax losses carried forward for which no deferred tax assets were recognized:

	At December 31,
(€ thousands)	2022	2021
Expiry within 1 year	9,936	4,587
Expiry 1-5 years	35,927	33,108
Expiry over 5 years	86,433	73,856
No expiration	321,389	188,922
Total tax losses carried forward	453,685	300,473